Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2017
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Global Multi-Sector Bond Fund, Inc.
Central Index Key	dei_EntityCentralIndexKey	0001447346
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 21, 2017
Document Effective Date	dei_DocumentEffectiveDate	Nov. 21, 2017
Prospectus Date	rr_ProspectusDate	Oct. 01, 2017